UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/05

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       August 3, 2005

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total:  $116682



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                    Title              VALUE      SHRS or  SH/ PUT/  Inv Other  Voting Authority
NAME OF ISSUER                      of     CUSIP       (x$1000)   PRN AMT  PRN CALL Disc Mgrs   Sole Shared None
                                    Class

AMR Corp                            com    001765106           1        50  SH      Sole           50
ANC Rental Corp                     com    00181310            0        12  SH      Sole           12
Alliance Capital Mgmt. Ltd.         com    018548107         351      7500  SH      Sole         7500
Allstate Corp                       com    020002101         178      2982  SH      Sole         2982
Bank of America Corp                com    06050510          184      4024  SH      Sole         4024
Bridgehampton National Bank         com    108035106        4594    175359  SH      Sole       175359
British American Insurance Co Ltd   com    110475209           0      1000  SH      Sole         1000
CMS Energy Corp Com                 com    125896100          75      5000  SH      Sole         5000
Callaway Golf Co.                   com    131193104          77      5000  SH      Sole         5000
Carmax Group                        com    143130102        5162    193710  SH      Sole       193710
Cedar Fair L P Depositary Unit      com    150185106          32      1000  SH      Sole         1000
Citigroup Inc                       com    172967101        6303    136341  SH      Sole       136341
Comcast Corp Cl A-Spl               com    20030N200        4720    157600  SH      Sole       157600
Dell Computer                       com    247025109        5115    129625  SH      Sole       129625
Emerson Electric                    com    291011104        1231     19650  SH      Sole        19650
Exxon Mobil Corp Com                com    302290101         167      2912  SH      Sole         2912
Freescale Semiconductor Inc Class B com    35687M206           3       165  SH      Sole          165
Gannett Inc.                        com    364730101        6443     90575  SH      Sole        90575
General Electric                    com    369604103        4446    128300  SH      Sole       128300
General Mills                       com    370334104        1752     37450  SH      Sole        37450
Goldman Sachs Group                 com    38141G104        5488     53790  SH      Sole        53790
Health Care Reit Inc.               com    42217K106          26       700  SH      Sole          700
Home Depot Inc.                     com    437076102        5419    165005  SH      Sole       165005
Illinois Tool Wks Inc.              com    452308109         576     72290  SH      Sole        72290
J P Morgan Chase & Co               com    46625H100           4       117  SH      Sole          117
Jumbosports Inc                     com    481386100           0       444  SH      Sole          444
KeyCorp                             com    493267108          86      2596  SH      Sole         2596
L-3 Communications Hldgs            com    502424104        5366     70075  SH      Sole        70075
Lindsay Mfg Co.                     com    535555106          24      1012  SH      Sole         1012
Lowe's Co.                          com    548661107         105      1800  SH      Sole         1800
Medtronic Inc                       com    585055106        4681     90375  SH      Sole        90375
Microsoft Corp                      com    594918104        5136    206775  SH      Sole       206775
Morgan Stanley, Dean Witter         com    617446448         396      7550  SH      Sole         7550
Northern Trust Corp.                com    66585910           50      1104  SH      Sole         1104
Novartis Ag Adr                     com    66987V109          36       750  SH      Sole          750
Pepsico, Inc.                       com    713448108        6054    112250  SH      Sole       112250
Qualcomm Inc.                       com    747525103          87      2622  SH      Sole         2622
Rf Micro Devices Inc.               com    749941100          89     16430  SH      Sole        16430
Sabre Hldgs Corp                    com    785905100           1        36  SH      Sole           36
Sealed Air Corp.                    com    81211K100        6130    123109  SH      Sole       123109
Southern Cmnty CP                   com    842632101          32      3334  SH      Sole         3334
Spdr Tr Unit Ser 0                  com    78462F103           2        20  SH      Sole           20
Staples Inc                         com    855030102        7231    339648  SH      Sole       339648
Suffolk Bancorp                     com    86473910            5       166  SH      Sole          166
Target Corp                         com    87612E106        6074    111636  SH      Sole       111636
Tennant Co.                         com    880345103          53      1500  SH      Sole         1500
United Parcel Service CL B          com    911312106         664      9600  SH      Sole         9600
Vodafone Airtouch PLC Sponsored     com    92857T107        4377    179980  SH      Sole       179980
Wal-Mart Stores                     com    931142103        4693     97370  SH      Sole        97370
Walgreen Co.                        com    931422109        4752    103320  SH      Sole       103320
XTO Energy Inc                      com    98385X106        5192    152751  SH      Sole       152751
Yadkin Valley Bk & TR Co Elkin NC   com    984308106         971     66983  SH      Sole        66983
Citigroup Capital IX                pfd    173066200         327     13000  SH      Sole        13000
J P Morgan Chase Cap PFD K 5.875%   pfd    46626V207         179      7300  SH      Sole         7300
Merrill Lynch PFD Capital Trust V   pfd    59021K205          59      2200  SH      Sole         2200
Morgan Stanley Cap Tr PFD CAP 7.25% pfd    61747N109        1483     57300  SH      Sole        57300

TOTAL                                                     116682

